Commissions Income	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Commissions Income
32.	COMMISSIONS INCOME

Composition	12/31/2025	12/31/2024	12/31/2023
Performance obligations satisfied at a point in time
Commissions related to obligations	455,779,885	385,404,102	394,374,312
Commissions related to credit cards	286,948,828	231,247,406	226,574,121
Commissions related to insurance	59,303,665	42,188,385	34,980,239
Commissions related to securities value	28,775,633	27,778,984	23,036,778
Commissions related to trading and foreign exchange transactions	28,571,785	22,282,444	14,588,254
Commissions related to loans	11,067,883	18,759,201	4,110,785
Commissions related to financial guarantees granted	958,770	6,829,116	1,571,624
Performance obligations satisfied over certain time period
Commissions related to credit cards	4,054,785	3,476,745	2,981,585
Commissions related to trading and foreign exchange transactions	1,980,614	5,211,504	1,440,564
Commissions related to loans	820,871	202,709	212,414
Commissions related to obligations	14,317	2,651	10,644

Total	878,277,036	743,383,247	703,881,320